INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax relating to items credited (charged) directly to equity	$ 0	$ 0	$ (42)
Unrecognized taxable amount	$ 2,724	$ 2,390